Filed Pursuant to Rule 497
File Nos. 333-214851 and 811-23216

FS SERIES TRUST

Supplement dated November 23, 2020 to the

FS Energy Total Return Fund (the “Fund”)

Prospectus and Statement of Additional Information, each dated January 20, 2020 (as revised May 4, 2020)

Effective as of the close of business on November 23, 2020, the Fund will no longer accept purchases from new or existing shareholders into the Fund.

Please retain this Supplement for future reference.